Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

4.    Accounts receivable, net

Accounts and notes receivables are consisted of the following:

	December 31, 2019	December 31, 2020
	RMB	RMB
Notes receivable	12,209	5,235
Accounts receivable, gross	74,357	84,189
Less: allowance for doubtful accounts	(14,175)	(23,298)
Accounts receivable, net	72,391	66,126

The Group closely monitors the collection of its accounts receivable and records allowance for doubtful accounts against aged accounts receivable and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of a customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Notes receivable were RMB12.2 million and RMB5.2 million for the years ended December 31, 2019 and 2020, respectively.

Receivable balance are written off when they are determined to be uncollectable. The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020:

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Balance at the beginning of the year	418	491	14,175
Additions charged to bad debt expense	491	13,684	13,654
Write-off of bad debt allowance	(418)	—	(4,531)
Balance at the end of the year	491	14,175	23,298